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                                                       Rule 497(e)
                                                       Registration No. 33-73824
                                                       File No. 811-8274


                        MASSMUTUAL INSTITUTIONAL FUNDS
                  Supplement dated December 20, 1996, to the
             Statement of Additional Information dated May 1, 1996


The following information should be read in conjunction with the information under the heading "Management of the Trust" on page B-10 of MassMutual Institutional Fund's Statement of Additional Information dated May 1, 1996.


The shareholders of MassMutual Institutional Funds (the "Trust") have elected four new members to the Trust's Board of Trustees to serve in addition to the existing Trustees. The four new Trustees are listed below together with information regarding their age, address, principal occupations during the past five years and other principal business affiliations.


Richard H. Ayers             Chairman and Chief Executive Officer
1000 Stanley Drive           (since 1989) and Director (since 1985),
New Britain, CT 06053        The Stanley Works (manufacturer of
Age 54                       tools, hardware and specialty hardware
                             and specialty hardware products);
                             Director (since 1986), Southern New
                             England Telecommunications Corp.;
                             Director, (since 1988) Perkin Elmer Corp.


David E. A. Carson           President and Chief Executive Office
850 Main Street              (since 1985), People's Bank; Director,
Bridgeport, CT 06604         United Illuminating Co.; Trustee, American
Age 62                       Skandia Trust (open-end investment company).


Richard W. Greene            Executive Vice President and Treasurer (since
University Of Rochester      1986), University of Rochester (private
Rochester, NY 14627          university).
Age 61


Beverly C. L. Hamilton       President (since 1991), ARCO Investment Management
515 South Flower Street      Co.; Vice President (since 1991), Atlantic
Los Angeles, CA 90071        Richfield Company;  Director (since 1992),
Age 50                       Connecticut Natural Gas; Director (since 1991),
                             Emerging Markets Growth Fund (closed-end investment company).


December 20, 1996
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                                        December 20 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  Rule 497(e) Filing by MassMutual Institutional Funds --
     Registration No. 33-73824
     File No. 811-8274

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933 and Rule 101 of Regulation S-T, I am filing electronically herewith, on behalf of MassMutual Institutional Funds (the "Trust"), the attached supplement to the Trust's Statement of Additional Information dated May 1, 1996 (the "SAI"), which was previously filed electronically with the Securities and Exchange Commission under the above referenced Registration Statement and File Numbers.

Please call the undersigned at (413) 744-5401 if you have any questions regarding this filing.

Sincerely,

/s/ John E. Deitelbaum
John E. Deitelbaum
Counsel

Enclosure